Retained Earnings and Accumulated Other Comprehensive Income or loss (Tables)	12 Months Ended
Dec. 31, 2025
Retained Earnings and Accumulated Other Comprehensive Income or loss
Schedule of retained earnings

	Legal		Unappropriated		Net Loss		Retained
	Reserve		Earnings		for the Year		Earnings
Balance at January 1, 2024	Ps.	2,139,007		126,684,025		(8,422,730)		120,400,302
Spun-off Businesses to Ollamani		(340,623)		(5,560,995)		—		(5,901,618)
Appropriation of net loss relating to 2023		—		(8,422,730)		8,422,730		—
Dividends		—		(1,018,954)		—		(1,018,954)
Sale of repurchased shares		—		736,165		—		736,165
Cancellation of sale of shares		—		1,636,187		—		1,636,187
Share-based compensation		—		488,832		—		488,832
Shares cancellation		—		(336,213)		—		(336,213)
Acquisition of non-controlling interests in Sky		—		4,301,921		—		4,301,921
Net loss attributable to stockholders of the Company		—		—		(8,265,520)		(8,265,520)
Balance at December 31, 2024		1,798,384		118,508,238		(8,265,520)		112,041,102
Appropriation of net loss relating to 2024		—		(8,265,520)		8,265,520		—
Dividends		—		(1,018,954)		—		(1,018,954)
Sale of repurchased shares		—		(185,210)		—		(185,210)
Cancellation of sale of shares		—		609,964		—		609,964
Share-based compensation		—		373,509		—		373,509
Net loss attributable to stockholders of the Company		—		—		(9,168,271)		(9,168,271)
Balance at December 31, 2025	Ps.	1,798,384	Ps.	110,022,027	Ps.	(9,168,271)	Ps.	102,652,140

Schedule of accumulated other comprehensive income or (loss)

							Exchange		Remeasurement		Derivative		Share of
							Differences on		of Post-		Financial		Income
			Other				Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Exercised		Foreign		Benefit		Cash Flow		and Joint		Income
	Fund		Instruments		Warrants		Operations		Obligations		Hedges		Ventures		Taxes		Total
Accumulated at January 1, 2024	Ps.	1,372,444	Ps.	(1,090,514)	Ps.	(23,602,220)	Ps.	98,451	Ps.	(826,795)	Ps.	120,364	Ps.	8,633,343	Ps.	5,428,134	Ps.	(9,866,793)
Changes in other comprehensive (loss) income		(66,098)		(202,208)		—		285,502		(51,684)		1,857,456		(7,061,676)		2,222,726		(3,015,982)
Accumulated at December 31, 2024		1,306,346		(1,292,722)		(23,602,220)		383,953		(878,479)		1,977,820		1,571,667		7,650,860		(12,882,775)
Changes in other comprehensive (loss) income		149,092		898,085		—		(130,627)		(85,724)		(2,242,294)		3,905,450		(1,483,984)		1,009,998
Accumulated at December 31, 2025	Ps.	1,455,438	Ps.	(394,637)	Ps.	(23,602,220)	Ps.	253,326	Ps.	(964,203)	Ps.	(264,474)	Ps.	5,477,117	Ps.	6,166,876	Ps.	(11,872,777)